Organization and Business Operations (Details)	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Nov. 05, 2009	Jan. 31, 2013	Feb. 29, 2008	Nov. 28, 2008	May 15, 2008	Jun. 13, 2012	Nov. 21, 2013
Subsidiary or Equity Method Investee [Line Items]
Additional ownership percentage acquired (in hundredths)			28.00%
Solsil [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of business acquired (in hundredths)				81.00%
Subsequent ownership percentage (in hundredths)	97.25%
Ningxia Yonvey Coal [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage (in hundredths)	98.00%
Percentage of business acquired (in hundredths)						58.00%
Additional ownership percentage acquired (in hundredths)					12.00%
Quebec Silicon Limited Partnership [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of business acquired (in hundredths)							51.00%
Silicon Technology (Pty), Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage (in hundredths)								100.00%
Globe Metais [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of business sold (in hundredths)		100.00%
WVA LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of business sold (in hundredths)		49.00%